Deferred Government Grants	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED GOVERNMENT GRANTS
13.	DEFERRED GOVERNMENT GRANTS

The government grants received are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations over the lives of the related assets as other operating income.

	For the years ended December 31,
	2017	2018	2019
	$	$	$

Balance at beginning of the year	2,108	1,957	1,864
Recognized as other operating income	(281)	-	(1,854)
Foreign currency translation difference	130	(93)	(10)
Balance at ending of the year	1,957	1,864	-